Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued	28,634	32,765	26,500
Cash dividends per share (in Dollars per share)	$ 0.73	$ 1.09	$ 0.84
Common stock issued through dividend reinvestment	7,915	2,883
Common Stock [Member]
Common stock, shares issued	28,634	32,765	26,500
Cash dividends per share (in Dollars per share)	$ 0.73	$ 1.09	$ 0.84
Common stock issued through dividend reinvestment	7,915	2,883